Offerings	Apr. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Bell Canada
Amount Registered | shares	2,250,000,000
Maximum Aggregate Offering Price	$ 2,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,725.00
Offering Note	Being registered pursuant to this Registration Statement and estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. See Table 3 and Prospectus Note (1) regarding securities previously registered on the Prior Registration Statements that may be offered and sold using the combined prospectus included in this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of BCE Inc. of Bell Canada Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable with respect to the guarantees.